Goodwill - Additional Information (Detail)	Apr. 22, 2014	Aug. 11, 2005	Jul. 12, 2002	Nov. 30, 2000	May 11, 1999	Sep. 30, 1996
Empresa Electrica de Colina Ltda. [Member]
Disclosure of information about Goodwill [Line Items]
Acquisition percentage from investment company						100.00%
Enel Distribucion Chile S.A. [Member]
Disclosure of information about Goodwill [Line Items]
Additional ownership percentage				25.40%
Ownership interest in subsidiary				99.99%
Enel Generación Chile S.A. [Member]
Disclosure of information about Goodwill [Line Items]
Additional ownership percentage					35.00%
Ownership interest in subsidiary					60.00%
GasAtacama Chile S.A. [Member]
Disclosure of information about Goodwill [Line Items]
Ownership interest in subsidiary	50.00%
Empresa Electrica Pangue S.A. [Member]
Disclosure of information about Goodwill [Line Items]
Percentage of acquisition through put option			2.51%
Compania Electrica San Isidro S.A. [Member]
Disclosure of information about Goodwill [Line Items]
Ownership interest in subsidiary		25.00%